Annual Fund Operating Expenses	Total
Davis New York Venture Fund | Class A
Entity Listings [Line Items]
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.14%
Total Annual Operating Expenses	0.90%
Net Expenses	0.90%
Davis New York Venture Fund | Class B
Entity Listings [Line Items]
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.46%
Total Annual Operating Expenses	1.99%
Less Fee Waiver or Expense Reimbursement	(0.19%)	[1]
Net Expenses	1.80%
Davis New York Venture Fund | Class C
Entity Listings [Line Items]
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Operating Expenses	1.70%
Less Fee Waiver or Expense Reimbursement	none	[1]
Net Expenses	1.70%
Davis New York Venture Fund | Class R
Entity Listings [Line Items]
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.15%
Total Annual Operating Expenses	1.18%
Net Expenses	1.18%
Davis New York Venture Fund | Class Y
Entity Listings [Line Items]
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Operating Expenses	0.65%
Net Expenses	0.65%
Davis Research Fund | Class A
Entity Listings [Line Items]
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Operating Expenses	0.69%

[1]	For the fiscal year ended July 31, 2020, the Adviser was contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class B shares, 1.80% and Class C shares, 1.80%). Effective August 1, 2020, the expense caps were revised (Class A shares, 1.00%; Class B shares, 1.75%; Class C shares, 1.75%; Class R shares, 1.25%; and Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through December 1, 2021. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.